NOTE 12: CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Note 12 Convertible Notes Payable
Convertible notes payable, beginning	$ 0	$ 0	$ 0
Issue of notes payable	188,893	0	0
Unrealized foreign exchange loss	3,596	0	0
Interest expense	228	0	0
Convertible notes payable, ending	192,717	0	0
Less: non-current portion of notes payable				$ 0	$ 0	$ 0
Current portion of convertible notes payable	$ 0	$ 0	$ 0	$ 192,717	$ 0	$ 0